Commitment and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
11. Commitments and Contingencies
Legal Matters
The Company has and may become party to various legal proceedings and other claims that arise in the ordinary course of business. The Company records a liability when it believes that it is probable that a loss will be incurred, and the amount of loss or range of loss can be reasonably estimated. Management is currently not aware of any matters that it expects will have a material adverse effect on the financial position, results of operations, or cash flows of the Company.
Non-Cancelable
Purchase Commitments
As of March 31, 2022, the Company had the following
non-cancelable
purchase commitments, primarily related to software products and services used to facilitate the Company’s operations at the enterprise level.

Purchase Commitments
(in thousands)
Remainder of 2022	$357
2023	402
2024	204

Total lease payments	$963

The Company currently maintains operating leases for both buildings and equipment under short-term lease arrangements. As of March 31, 2022, the maturities of lease liabilities under non-cancelable
operating leases were as follows:

Operating Leases
(in thousands)
Remainder of 2022	$99
2023	96
2024	90

Total lease payments	$285

15. Commitments and Contingencies
Legal Matters
The Company has and may become party to various legal proceedings and other claims that arise in the ordinary course of business. The Company records a liability when it believes that it is probable that a loss will be incurred, and the amount of loss or range of loss can be reasonably estimated. Management is currently not aware of any matters that it expects will have a material adverse effect on the financial position, results of operations, or cash flows of the Company.
Non-Cancelable
Purchase Commitments
As of December 31, 2021, the Company had
non-cancelable
purchase commitments of $1,004 thousand, primarily related to software products and services used to facilitate the Company’s operations at the enterprise level.
Defined Contribution Plan
The Company sponsors a 401(k) defined contribution plan covering all eligible U.S. employees. Contributions to the 401(k) plan are discretionary. The Company’s contributions to the 401(k) plan for the year ended December 31, 2021 totaled $180 thousand. The Company did not make any matching contributions to the 401(k) plan for the year ended December 31, 2020.